Shareholder Report, Holdings (Details) - C000000110 [Member]	May 31, 2025
Net Other Assets And Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
INDIANA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.60%
OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
OREGON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.90%
UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%